Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	0-51176
Entity Registrant Name	KENTUCKY FIRST FEDERAL BANCORP
Entity Central Index Key	0001297341
Entity Tax Identification Number	61-1484858
Entity Incorporation, State or Country Code	X1
Entity Address, Address Line One	655 Main Street
Entity Address, City or Town	Hazard
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41702
City Area Code	(502)
Local Phone Number	223-1638
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KFFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false